Other Income (Tables)	12 Months Ended
Dec. 31, 2015
Other Income
Schedule of components of other income

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Government grants	38,645	121,463	282,330
Claims for goods insurance	10,432	27,754	11,136
Others	4,409	4,760	14,965

Total other income	53,486	153,977	308,431